Risk Information - Liquidity investments - By rating type (Details) - Liquidity risk	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	28.00%	38.00%
AA+
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	8.00%	2.00%
AA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	0.00%	5.00%
AA-
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	11.00%	10.00%
A+
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	18.00%	20.00%
A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	24.00%	21.00%
A-
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	9.00%	4.00%
BBB+
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	1.00%	0.00%
BBB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	1.00%	0.00%
BBB-
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	0.00%	0.00%